George Putnam Balanced Fund
The fund's portfolio
4/30/20 (Unaudited)

COMMON STOCKS (61.9%)(a)
	Shares	Value
Automotive (0.2%)
United Rentals, Inc.(NON)	24,337	$3,127,305

		3,127,305
Basic materials (1.7%)
Albemarle Corp.(S)	11,622	713,939
Anglo American PLC (United Kingdom)	118,394	2,110,307
Dow, Inc.	58,806	2,157,592
DuPont de Nemours, Inc.	25,021	1,176,487
Eastman Chemical Co.	15,195	919,449
Fortune Brands Home & Security, Inc.	73,309	3,533,494
Freeport-McMoRan, Inc. (Indonesia)	451,320	3,985,156
Linde PLC	5,685	1,045,983
Newmont Corp.	25,650	1,525,662
Packaging Corp. of America	13,450	1,299,943
Sherwin-Williams Co. (The)	9,310	4,993,605
Summit Materials, Inc. Class A(NON)	29,516	445,987

		23,907,604
Building materials (0.4%)
Carrier Global Corp.(NON)	274,703	4,864,990

		4,864,990
Capital goods (2.6%)
Avery Dennison Corp.	12,592	1,390,031
Ball Corp.	27,309	1,791,197
Boeing Co. (The)	5,600	789,712
Deere & Co.	15,600	2,262,936
Eaton Corp. PLC	79,111	6,605,769
General Dynamics Corp.	16,480	2,152,618
Honeywell International, Inc.	9,647	1,368,909
Johnson Controls International PLC	104,278	3,035,533
Lockheed Martin Corp.	2,723	1,059,410
Northrop Grumman Corp.	12,762	4,220,011
Otis Worldwide Corp.(NON)	60,844	3,097,568
Parker Hannifin Corp.	8,258	1,305,755
Raytheon Technologies Corp.	85,493	5,540,801
Waste Management, Inc.	18,866	1,886,977

		36,507,227
Commercial and consumer services (2.3%)
Aramark	52,279	1,427,739
Booking Holdings, Inc.(NON)	4,003	5,926,722
Clarivate Analytics PLC (United Kingdom)(NON)	338,939	7,788,818
CoStar Group, Inc.(NON)	5,833	3,781,301
Ecolab, Inc.	6,538	1,265,103
Mastercard, Inc. Class A	44,410	12,211,418

		32,401,101
Communication services (0.9%)
Charter Communications, Inc. Class A(NON)	24,583	12,174,239

		12,174,239
Computers (2.4%)
Apple, Inc.	101,647	29,863,889
HP, Inc.	238,805	3,703,866

		33,567,755
Conglomerates (0.7%)
3M Co.	15,817	2,402,919
Danaher Corp.	32,942	5,384,699
General Electric Co.	240,606	1,636,121

		9,423,739
Consumer (0.1%)
Clorox Co. (The)	4,442	828,166

		828,166
Consumer staples (5.1%)
Altria Group, Inc.	129,026	5,064,271
Chipotle Mexican Grill, Inc.(NON)	5,208	4,575,488
Coca-Cola Co. (The)	75,323	3,456,572
Colgate-Palmolive Co.	22,148	1,556,340
ConAgra Foods, Inc.	99,646	3,332,162
Costco Wholesale Corp.	19,127	5,795,481
McCormick & Co., Inc. (non-voting shares)	14,397	2,258,025
Mondelez International, Inc. Class A	61,115	3,143,756
Netflix, Inc.(NON)	21,523	9,036,432
PepsiCo, Inc.(S)	93,345	12,348,610
Procter & Gamble Co. (The)	156,988	18,504,176
Yum China Holdings, Inc. (China)	41,671	2,019,377

		71,090,690
Electronics (2.8%)
Cree, Inc.(NON)(S)	123,438	5,323,881
NVIDIA Corp.	46,931	13,716,993
NXP Semiconductors NV	93,846	9,344,246
Roper Technologies, Inc.	9,966	3,398,705
Texas Instruments, Inc.	56,885	6,602,642

		38,386,467
Energy (1.3%)
BP PLC (United Kingdom)	1,761,577	6,946,768
Cairn Energy PLC (United Kingdom)(NON)	854,596	1,205,527
Cenovus Energy, Inc. (Canada)	1,301,584	4,722,152
Enterprise Products Partners LP	15,228	267,404
Phillips 66	47,128	3,448,356
Williams Cos., Inc. (The)(S)	73,929	1,432,005

		18,022,212
Entertainment (0.5%)
Live Nation Entertainment, Inc.(NON)(S)	141,554	6,351,528

		6,351,528
Financials (8.1%)
American International Group, Inc.	203,814	5,182,990
Apollo Global Management, Inc.	118,053	4,779,966
Assured Guaranty, Ltd.	255,700	7,601,961
AXA SA (France)	209,029	3,709,926
Berkshire Hathaway, Inc. Class B(NON)	49,433	9,261,767
Charles Schwab Corp. (The)	180,845	6,821,473
Citigroup, Inc.	281,169	13,653,567
E*Trade Financial Corp.	118,091	4,795,676
Gaming and Leisure Properties, Inc.(R)	260,609	7,359,598
Goldman Sachs Group, Inc. (The)	57,068	10,467,413
Intercontinental Exchange, Inc.	55,649	4,977,803
KKR & Co., Inc. Class A	195,404	4,926,135
Partners Group Holding AG (Switzerland)	3,023	2,379,565
Prudential PLC (United Kingdom)	522,496	7,426,473
Quilter PLC (United Kingdom)	1,682,956	2,612,509
Visa, Inc. Class A(S)	77,069	13,773,772
Yellow Cake PLC 144A (United Kingdom)(NON)	847,784	2,349,124

		112,079,718
Health care (9.5%)
Abbott Laboratories	50,336	4,635,442
AbbVie, Inc.	148,047	12,169,463
Amgen, Inc.	8,038	1,922,850
Baxter International, Inc.	63,503	5,637,796
Bio-Rad Laboratories, Inc. Class A(NON)	2,637	1,160,544
Biogen, Inc.(NON)	18,817	5,585,450
Boston Scientific Corp.(NON)	170,643	6,395,700
Bristol-Myers Squibb Co.	22,217	1,351,016
Centene Corp.(NON)	54,644	3,638,198
Cigna Corp.	60,621	11,868,379
Cooper Cos., Inc. (The)	8,271	2,371,296
Edwards Lifesciences Corp.(NON)	1,929	419,558
Eli Lilly and Co.	8,561	1,323,873
Gilead Sciences, Inc.	42,201	3,544,884
Hologic, Inc.(NON)	4,805	240,731
Humana, Inc.	6,670	2,546,739
Johnson & Johnson	79,780	11,970,191
Laboratory Corp. of America Holdings(NON)	8,700	1,430,715
Medtronic PLC	28,982	2,829,513
Merck & Co., Inc.	116,617	9,252,393
Mylan NV(NON)	112,522	1,886,994
Pfizer, Inc.	184,627	7,082,292
Regeneron Pharmaceuticals, Inc.(NON)	7,481	3,934,108
Stryker Corp.	4,483	835,766
Thermo Fisher Scientific, Inc.	20,261	6,780,951
UnitedHealth Group, Inc.	42,895	12,545,501
Vertex Pharmaceuticals, Inc.(NON)	17,541	4,406,299
Zimmer Biomet Holdings, Inc.	10,218	1,223,095
Zoetis, Inc.	22,174	2,867,320

		131,857,057
Lodging/Tourism (0.5%)
Hilton Worldwide Holdings, Inc.	48,339	3,659,746
Wynn Resorts, Ltd.	32,796	2,805,042

		6,464,788
Retail (6.6%)
Advance Auto Parts, Inc.	8,977	1,085,409
Amazon.com, Inc.(NON)	16,841	41,664,634
Burlington Stores, Inc.(NON)	7,681	1,403,242
CarMax, Inc.(NON)(S)	48,796	3,593,825
Dollar General Corp.	6,617	1,159,960
Home Depot, Inc. (The)	77,774	17,097,051
lululemon athletica, Inc. (Canada)(NON)	4,711	1,052,814
NIKE, Inc. Class B	54,452	4,747,125
Target Corp.	60,960	6,689,750
TJX Cos., Inc. (The)	31,470	1,543,604
Walmart, Inc.	99,564	12,102,004

		92,139,418
Software (6.5%)
Activision Blizzard, Inc.	342,918	21,854,164
Adobe, Inc.(NON)	39,543	13,983,987
Dassault Systemes SA (France)	9,696	1,419,017
Microsoft Corp.	294,945	52,857,093

		90,114,261
Technology services (6.0%)
Alphabet, Inc. Class A(NON)	22,895	30,832,697
Facebook, Inc. Class A(NON)	91,792	18,790,740
Fidelity National Information Services, Inc.	134,371	17,722,191
Fiserv, Inc.(NON)	82,079	8,459,062
Salesforce.com, Inc.(NON)	47,117	7,630,598

		83,435,288
Textiles (0.1%)
Levi Strauss & Co. Class A	74,109	955,265

		955,265
Toys (0.2%)
Hasbro, Inc.	33,768	2,438,387

		2,438,387
Transportation (0.9%)
FedEx Corp.	20,069	2,544,147
Southwest Airlines Co.	59,792	1,868,500
Union Pacific Corp.	51,567	8,239,891

		12,652,538
Utilities and power (2.5%)
Ameren Corp.	40,528	2,948,412
American Electric Power Co., Inc.	65,143	5,414,035
CMS Energy Corp.	29,943	1,709,446
Dominion Energy, Inc.	41,086	3,168,963
Exelon Corp.	143,578	5,323,872
NextEra Energy, Inc.	27,333	6,317,203
NRG Energy, Inc.	294,722	9,882,029

		34,763,960

Total common stocks (cost $779,297,640)		$857,553,703

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 2/20/49 to 10/20/49	$4,195,804	$4,679,616
4.50%, with due dates from 3/20/49 to 10/20/49	954,180	1,046,114
4.00%, 4/15/43	4,073,854	4,430,890
3.50%, TBA, 5/1/50	8,000,000	8,483,125
3.50%, with due dates from 11/15/47 to 1/20/48	7,024,471	7,606,685
3.00%, with due dates from 7/20/46 to 10/20/46	6,787,718	7,261,448

		33,507,878
U.S. Government Agency Mortgage Obligations (5.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35	1,068	1,248
4.00%, with due dates from 7/1/42 to 7/1/49	8,752,730	9,438,951
3.50%, with due dates from 12/1/42 to 4/1/43	445,621	489,155
3.00%, with due dates from 3/1/43 to 2/1/47	2,654,719	2,814,067
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	1,332,890	1,529,849
5.00%, with due dates from 8/1/33 to 1/1/39	392,120	446,580
4.50%, with due dates from 5/1/48 to 2/1/49	6,882,056	7,531,211
4.00%, with due dates from 9/1/45 to 4/1/49	8,521,377	9,135,065
3.50%, 5/1/56	1,402,094	1,527,677
3.50%, with due dates from 5/1/43 to 12/1/49	15,210,262	16,177,227
3.00%, with due dates from 2/1/43 to 3/1/47	7,071,248	7,580,410
3.00%, 12/1/30	2,391,635	2,528,861
2.00%, with due dates from 10/1/27 to 8/1/28	5,718,440	5,903,033
Uniform Mortgage-Backed Securities
4.50%, TBA, 5/1/50	3,000,000	3,234,141
4.00%, TBA, 7/1/50	2,000,000	2,131,641
4.00%, TBA, 6/1/50	1,000,000	1,065,820
4.00%, TBA, 5/1/50	3,000,000	3,195,000
3.50%, TBA, 7/1/50	1,000,000	1,057,227
3.50%, TBA, 6/1/50	1,000,000	1,057,227
3.50%, TBA, 5/1/50	2,000,000	2,113,125
3.00%, TBA, 5/1/50	1,000,000	1,055,742

		80,013,257

Total U.S. government and agency mortgage obligations (cost $109,527,444)		$113,521,135

U.S. TREASURY OBLIGATIONS (12.8%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$13,190,000	$18,422,371
2.75%, 8/15/42	21,110,000	27,454,931
U.S. Treasury Notes
2.625%, 6/15/21	13,990,000	14,373,963
2.125%, 12/31/22	19,740,000	20,731,712
2.00%, 8/15/25(i)	120,000	130,564
2.00%, 2/15/22	10,980,000	11,331,911
2.00%, 9/30/20(i)	149,000	150,441
1.875%, 11/30/21	15,500,000	15,911,306
1.75%, 9/30/22	20,700,000	21,462,504
1.75%, 6/30/22	21,780,000	22,502,390
1.75%, 10/31/20(i)	248,000	249,986
1.625%, 10/31/23	23,070,000	24,147,710

Total U.S. treasury obligations (cost $162,511,837)		$176,869,789

CORPORATE BONDS AND NOTES (14.1%)(a)
	Principal amount	Value
Basic materials (0.7%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$289,000	$289,278
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	668,000	680,343
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	1,595,000	1,715,159
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	1,525,000	1,525,345
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	1,036,000	1,075,932
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	703,000	708,519
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	665,656
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	15,524
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	801,000	860,945
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,420,297
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	257,093
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	553,000	736,076

		9,950,167
Capital goods (0.6%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	1,370,000	1,370,000
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,145,000	1,299,381
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28	510,000	575,952
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26	940,000	1,026,847
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,619,000	1,757,877
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	164,000	158,510
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes 2.565%, 2/15/30	695,000	700,384
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	1,010,000	1,088,926

		7,977,877
Communication services (1.8%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	921,000	959,239
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	686,000	710,863
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	385,000	414,659
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	936,000	1,052,418
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	1,714,000	1,893,410
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	62,000	64,980
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	132,000	152,671
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	240,000	254,898
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	291,000	293,004
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,055,000	1,379,141
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	274,000	309,251
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	506,000	608,915
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	645,000	780,554
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	921,000	1,093,802
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	268,000	405,102
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	490,000	534,597
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	1,618,000	1,815,341
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	637,000	673,858
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	551,000	586,215
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	458,000	505,042
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	549,000	598,068
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	313,000	333,777
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	185,000	225,320
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	85,000	89,040
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	205,000	219,821
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	1,483,000	1,549,038
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	142,485
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	215,000	251,204
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	358,125	359,020
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	743,000	815,390
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	1,762,000	1,892,441
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	3,269,000	3,867,036
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	490,000	512,050

		25,342,650
Consumer cyclicals (1.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	1,009,925
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	919,000	899,540
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,105,000	1,444,255
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	654,000	734,679
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	255,000	254,339
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	671,000	712,070
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	390,000	394,662
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	445,000	480,745
Fox Corp. sr. unsec. unsub. notes 3.05%, 4/7/25	385,000	408,590
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	287,000	260,643
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	252,000	236,573
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	175,000	164,137
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	205,000	198,850
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	575,000	557,520
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,415,000	1,531,738
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	350,000	370,563
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,767,684
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	290,000	303,069
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	416,000	443,603
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	1,330,000	1,216,383
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	390,000	373,913
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,550,000	1,620,500
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	539,000	621,554
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,115,000	1,140,088
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,315,000	1,318,288
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	360,000	374,323
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	457,000	437,937
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	615,000	596,964
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	198,000	205,771
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	30,000	38,123
Walt Disney Co. (The) company guaranty sr. unsec. notes 7.75%, 1/20/24	1,060,000	1,279,626

		21,396,655
Consumer staples (0.7%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	1,172,000	1,465,310
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	200,000	229,231
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	827,000	956,738
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	239,000	266,102
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,125,698
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	542,131	639,547
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	1,842,624
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	566,000	624,558
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	187,000	199,220
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	717,000	824,706
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	563,000	630,217
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	369,000	395,575
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	816,000	820,080

		10,019,606
Energy (0.9%)
BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 10/15/21 (United Kingdom)	250,000	258,384
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	770,000	806,231
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	690,000	752,756
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	1,245,000	1,242,685
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	999,000	974,680
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	780,000	673,176
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	2,076,000	1,487,060
Energy Transfer Operating LP sr. unsec. unsub. notes 7.60%, 2/1/24	470,000	497,846
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	137,000	138,159
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	265,000	265,994
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	1,480,000	1,632,558
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	550,000	691,438
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	175,000	183,635
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	175,000	171,255
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	878,000	900,020
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	560,000	467,600
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,285,000	1,156,500

		12,299,977
Financials (4.5%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	328,000	295,129
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	928,000	742,707
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	856,000	1,052,880
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42 (United Kingdom)	1,265,000	1,412,098
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	214,500
Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 7.125%, 10/15/20	265,000	238,635
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)	135,000	166,725
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,298,014
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,135,000	1,115,138
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	332,448
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	715,000	723,911
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 1.501%, 9/15/26	275,000	238,597
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	804,402
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	390,000	402,480
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	808,000	1,010,901
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	155,000	154,450
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	863,422
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,116,283
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	1,213,000	1,283,945
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	824,000	848,987
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	462,000	469,238
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	232,770
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	197,000	215,530
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	545,000	578,687
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	250,000	220,000
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,894,000	1,885,477
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	10,660
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,540,000	1,872,093
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	2,634,000	2,885,390
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	257,449
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	265,583
Cooperative Rabobank UA company guaranty unsec. sub. notes 3.75%, 7/21/26 (Netherlands)	285,000	299,876
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	340,000	356,150
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	443,000	469,396
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	729,000	768,075
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	1,395,000	1,580,687
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,243,912
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	330,000	340,745
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	217,000	193,130
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	425,000	466,603
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	804,000	892,523
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,477,000	1,600,314
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	1,495,000	2,034,565
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	105,000	111,299
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	2,225,000	2,434,321
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	195,000	199,875
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,113,000	998,361
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 2.692%, 5/15/47	664,000	513,700
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,710,000	2,022,658
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	105,000	113,058
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	341,951
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	1,422,000	1,657,085
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,457,000	1,507,995
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	3,179,360
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,409,000	3,756,809
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	467,000	468,181
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	194,000	196,097
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	1,485,000	1,494,281
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	322,000	365,308
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	209,732
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	243,000	187,405
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	434,640
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	402,409
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	759,000	808,712
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	580,000	542,219
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	1,955,000	2,051,568
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,786,520
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	580,000	621,325
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	670,000	738,570
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	710,000	733,313

		62,331,257
Health care (1.1%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	2,440,000	2,592,395
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	186,000	190,633
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	710,000	928,984
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	273,000	291,640
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29	2,325,000	2,660,470
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	1,857,000	1,983,672
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	715,000	757,618
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	568,049	549,620
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	1,425,000	1,573,925
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	159,440
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	505,000	546,308
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	270,000	326,334
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	475,000	515,267
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	185,000	189,109
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	1,210,000	1,393,788

		14,659,203
Technology (1.0%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	748,000	795,177
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	245,000	269,233
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	342,000	446,173
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	486,000	590,037
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	1,527,000	1,591,865
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	1,356,000	1,472,568
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	271,000	338,477
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	522,000	554,194
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	487,000	553,764
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	540,000	592,069
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	1,295,000	1,472,370
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	1,195,000	1,239,073
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	1,150,000	1,414,223
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	531,000	565,283
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	1,900,000	2,166,990
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	374,000	381,756

		14,443,252
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	598,858

		598,858
Utilities and power (1.2%)
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27	392,000	408,660
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	602,660
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	560,000	764,407
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	610,000	835,506
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	305,389
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	520,000	642,321
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	280,000	321,673
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	578,181
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	438,939
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	1,704,000	1,676,084
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	560,000	554,885
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	67,000	73,753
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	159,000	205,137
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	1,120,000	1,399,226
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	340,000	356,040
IPALCO Enterprises, Inc. 144A sr. bonds 4.25%, 5/1/30	793,000	841,046
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	199,000	223,319
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	720,000	734,083
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	1,259,000	1,293,799
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	620,000	634,099
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	445,000	585,276
PacifiCorp sr. bonds 2.70%, 9/15/30	656,000	707,844
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	145,000	150,974
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	442,000	439,394
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	523,000	526,140
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 3.804%, 5/15/67	1,945,000	1,614,350

		16,913,185

Total corporate bonds and notes (cost $184,720,305)		$195,932,687

MORTGAGE-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 2.187%, 10/25/27 (Bermuda)	$15,649	$15,438
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	508,000	431,026
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	520,000	529,015
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.721%, 12/10/44(WAC)	500,000	464,799
FRB Ser. 14-CR18, Class C, 4.882%, 7/15/47(WAC)	2,392,000	2,015,310
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	777,000	839,245
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,046,000	1,079,354
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 2.187%, 11/25/28	334,268	315,264
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 2.687%, 9/25/24	255,444	254,928
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 7.237%, 8/25/28	717,240	735,170
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.487%, 9/25/28	117,991	120,948
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.737%, 7/25/29	260,000	241,537
REMICs Ser. 01-79, Class BI, IO, 0.274%, 3/25/45(WAC)	556,351	1,780
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	194,241	19
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 2.087%, 10/25/28 (Bermuda)	238,710	227,147
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 5.329%, 5/15/45(WAC)	772,000	700,368
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.827%, 10/15/45(WAC)	404,000	355,820
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.60%, 3/15/45(WAC)	1,794,000	1,631,042
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	2,032,334	60,440

Total mortgage-backed securities (cost $11,937,035)		$10,018,650

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$338,165
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	556,434
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	372,292

Total municipal bonds and notes (cost $841,189)		$1,266,891

SHORT-TERM INVESTMENTS (5.3%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22%(P)	1,050,000	$1,050,000
Putnam Short Term Investment Fund 0.64%(AFF)	54,379,572	54,379,572
Putnam Cash Collateral Pool, LLC 0.40%(AFF)	18,579,050	18,579,050

Total short-term investments (cost $74,008,622)		$74,008,622
TOTAL INVESTMENTS

Total investments (cost $1,322,844,072)		$1,429,171,477

	FORWARD CURRENCY CONTRACTS at 4/30/20 (aggregate face value $67,069,451) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/17/20	$9,168,041	$9,407,175	$239,134
	Barclays Bank PLC
		British Pound	Sell	6/17/20	11,076,401	11,366,203	289,802
		Canadian Dollar	Sell	7/15/20	2,482,067	2,466,035	(16,032)
		Euro	Sell	6/17/20	2,618,028	2,749,574	131,546
	Citibank, N.A.
		Canadian Dollar	Sell	7/15/20	3,240,635	3,218,107	(22,528)
		Euro	Sell	6/17/20	3,939,107	4,014,701	75,594
	Goldman Sachs International
		British Pound	Sell	6/17/20	8,260,154	8,476,888	216,734
		Canadian Dollar	Sell	7/15/20	105,267	104,617	(650)
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Sell	5/20/20	3,328,780	3,362,205	33,425
		Euro	Buy	6/17/20	797,583	786,346	11,237
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	7/15/20	1,140,833	1,134,112	(6,721)
		Swiss Franc	Sell	6/17/20	1,908,429	1,885,053	(23,376)
	State Street Bank and Trust Co.
		British Pound	Buy	6/17/20	3,396,728	3,214,494	182,234
		Canadian Dollar	Buy	7/15/20	3,163,104	3,143,818	19,286
	UBS AG
		British Pound	Buy	6/17/20	4,109,229	3,765,676	343,553
		Euro	Buy	6/17/20	797,473	786,322	11,151
	WestPac Banking Corp.
		British Pound	Sell	6/17/20	6,239,176	6,401,841	162,665
		Euro	Buy	6/17/20	797,583	786,284	11,299

	Unrealized appreciation						1,727,660

	Unrealized (depreciation)						(69,307)

	Total						$1,658,353
*	The exchange currency for all contracts listed is the United States Dollar.

TBA SALE COMMITMENTS OUTSTANDING at 4/30/20 (proceeds receivable $10,617,735) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.00%, 5/1/50	$5,000,000	5/20/20	$5,318,750
Uniform Mortgage-Backed Securities, 4.00%, 5/1/50	3,000,000	5/13/20	3,195,000
Uniform Mortgage-Backed Securities, 3.50%, 5/1/50	2,000,000	5/13/20	2,113,125

Total			$10,626,875

Key to holding's currency abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2019 through April 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,386,264,788.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,897,725	$148,799,504	$134,118,179	$150,018	$18,579,050
	Putnam Short Term Investment Fund**	46,255,634	243,551,993	235,428,055	810,442	54,379,572

	Total Short-term investments	$50,153,359	$392,351,497	$369,546,234	$960,460	$72,958,622
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $18,579,050, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $17,319,487.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $23,420,855 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $317,714 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $30,097 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$23,907,604	$—	$—
Capital goods	36,507,227	—	—
Communication services	12,174,239	—	—
Conglomerates	9,423,739	—	—
Consumer cyclicals	149,570,948	—	—
Consumer staples	71,090,690	—	—
Energy	18,022,212	—	—
Financials	112,079,718	—	—
Health care	131,857,057	—	—
Technology	245,503,771	—	—
Transportation	12,652,538	—	—
Utilities and power	34,763,960	—	—

Total common stocks	857,553,703	—	—
Corporate bonds and notes	—	195,932,687	—
Mortgage-backed securities	—	10,018,650	—
Municipal bonds and notes	—	1,266,891	—
U.S. government and agency mortgage obligations	—	113,521,135	—
U.S. treasury obligations	—	176,869,789	—
Short-term investments	55,429,572	18,579,050	—

Totals by level	$912,983,275	$516,188,202	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,658,353	$—
TBA sale commitments	—	(10,626,875)	—

Totals by level	$—	$(8,968,522)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$65,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com